Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets.
Intangible assets

13           Intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2019
Cost	690,910	44,033	—	89,561	325,081	126,015	960	68,610	1,345,170
Accumulated amortization	(556,584)	(7,212)	—	(13,529)	—	—	(24)	(9,746)	(587,095)
Net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075

Year ended December 31, 2019
Opening net book amount	134,326	36,821	—	76,032	325,081	126,015	936	58,864	758,075
Acquisition of subsidiary (Note 35)	—	—	57,355	190	1,293	163,146	103,928	9,201	335,113
Additions	—	—	—	22,623	191,595	—	—	2,452	216,670
Disposal, net	—	—	—	(423)	—	—	—	—	(423)
Transfer	—	360,540	—	—	(360,540)	—	—	—	—
Amortization	(134,326)	(120,451)	(12,719)	(33,423)	—	—	(7,465)	(24,086)	(332,470)
Exchange differences	—	(14)	—	(3)	—	—	—	—	(17)
Closing net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948

As at December 31, 2019
Cost	690,910	404,573	57,355	111,939	157,429	289,161	104,888	80,263	1,896,518
Accumulated amortization	(690,910)	(127,663)	(12,719)	(46,940)	—	—	(7,489)	(33,832)	(919,553)
Exchange differences	—	(14)	—	(3)	—	—	—	—	(17)
Net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948

Year ended December 31, 2020
Opening net book amount	—	276,896	44,636	64,996	157,429	289,161	97,399	46,431	976,948
Additions	—	—	3,153	18,365	176,002	—	50,604	—	248,124
Disposal, net	—	(576)	—	—	—	—	—	—	(576)
Write-off	—	(17,662)	—	—	(5,597)	—	—	—	(23,259)
Transfer	—	206,712	—	—	(206,712)	—	—	—	—
Amortization	—	(176,619)	(18,080)	(38,203)	—	—	(23,858)	(25,937)	(282,697)
Exchange differences	—	(1,077)	—	(400)	—	—	—	—	(1,477)
Closing net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

As at December 31, 2020
Cost	690,910	589,526	60,508	130,304	121,122	289,161	155,492	80,263	2,117,286
Accumulated amortization	(690,910)	(300,761)	(30,799)	(85,143)	—	—	(31,347)	(59,769)	(1,198,729)
Exchange differences	—	(1,091)	—	(403)	—	—	—	—	(1,494)
Net book amount	—	287,674	29,709	44,758	121,122	289,161	124,145	20,494	917,063

During the year ended December 31, 2018, amortization of approximately RMB227,006,000,  RMB33,082,000 were charged to cost of revenue and research and development expenses, respectively.

During the year ended December 31, 2019, amortization of approximately RMB308,551,000,  RMB20,311,000,  RMB3,608,000 were charged to cost of revenue, research and development expenses and general and administrative expenses, respectively.

During the year ended December 31, 2020, amortization of approximately RMB275,479,000,  RMB3,812,000,  RMB3,406,000 were charged to cost of revenue, research and development expenses and general and administrative expenses, respectively.

The Group assesses at each reporting date whether there is an indication that intangible assets may be impaired. During the year ended December 31, 2020, impairment charge of RMB17,662,000 and RMB5,597,000 has been charged to cost of revenue and research and development expenses, respectively. The impairment charge arose in the development costs in progress and application and platform developed internally following a decision to cease the operation of certain products.

(a)	Impairment tests for long‑lived assets

Goodwill arises from the Group’s acquisition of Vantage Point Technology on July 31, 2018, BER Technology on June 30, 2019 and View Foundation on August 30, 2019.

The goodwill of the Group is attributable to the acquired workforce and synergies expected to be derived from combing with the operations of the Group. During the years ended December 31, 2019 and 2020, the Group had only one operating segment, for the purpose of impairment testing, goodwill is regarded as attributable to the Group as a whole. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGUs to their carrying amounts. The management determine the recoverable amount of CGU as the higher of its fair value less costs of disposal and its value in use.

The management did the fair value less costs of disposal calculations based on the share price of the Company and discounted for lack of marketability at a range of 10% to 20%.

The management did the value-in-use calculations to determine the recoverable amounts. Value-in-use is calculated based on discounted cash flows. The discounted cash flows calculations of group of CGUs use cash flow projection developed based on financial budgets approved by management of the Group. Assumed growth rate is used to extrapolate the cash flows in the following years. The financial budgets are prepared business plan which is appropriate after considering the sustainability of business growth, stability of core business developments and achievement of business targets.

The key assumptions used for value-in-use calculations of goodwill are as follows:

	For the year ended December 31,
	2019	2020
	RMB'000	RMB'000

Revenue growth rate	8%-55%	8%-55%
Long term growth rate	3%	3%
Pre‑tax discount rate	16.26%	16.00%

Based on management’s assessment on the recoverable amounts of the CGU,  no impairment provision was considered necessary to provide as at December 31, 2020 and 2019.